Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Group 1 Automotive, Inc
Entity Central Index Key	0001031203
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13461
Entity Tax Identification Number	76-0506313
Entity Address, Address Line One	730 Town and Country Blvd
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	647-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false